Note 3 - BBVA Group	12 Months Ended
Dec. 31, 2020
Grupo BBVA
Grupo BBVA, Entity Information

3. BBVA Group

The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.

The following information is detailed in the appendices of these consolidated financial statements of the Group for the year ended December 31, 2020:

•Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.

•Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.

•Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.

•Appendix IV shows fully consolidated subsidiaries with more than 10% owned by non-Group shareholders.

The following table sets forth information related to the Group’s total assets as of December 31, 2020, 2019 and 2018, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of euros)
	2020	2019	2018
Banking and other financial services	705.683	666.366	646.199
Insurance and pension fund managing companies	28.667	29.300	26.684
Other non-financial services	1.826	2.071	2.793
Total	736.176	697.737	675.675

The total assets and results of operations broken down by operating segments are included in Note 6.

The BBVA Group’s activities are mainly located in Spain, Mexico, South America, the United States and Turkey, with active presence in other countries, as shown below:

•Spain

The Group’s activity in Spain is mainly carried out through Banco Bilbao Vizcaya Argentaria, S.A. The Group also has other entities that mainly operate in Spain’s banking sector and insurance sector.

•Mexico

The BBVA Group operates in Mexico, not only in the banking sector, but also in the insurance sector through BBVA Mexico.

•South America

The BBVA Group’s activities in South America are mainly focused on the banking, financial and insurance sectors, in the following countries: Argentina, Colombia, Peru, Uruguay and Chile. It has a representative office in Sao Paulo (Brazil).

The Group owns more than 50% of most of the entities based in these countries. Appendix I shows a list of the entities which, although less than 50% owned by the BBVA Group as of December 31, 2020, are consolidated (see Note 2.1).

•The United States

The Group’s activity in the United States is mainly carried out through the BBVA, S.A. New York branch, the Houston branch of BBVA Mexico, the stake in Propel Venture Partners and the business developed through its broker dealer BBVA Securities Inc. and a representative office in Silicon Valley (California). Regarding the sale agreement reached with PNC, it includes BBVA USA and other subsidiaries in the United States with activities related to the banking activity (see below “Significant transactions in the Group in 2020” in this same Note).

•Turkey

The Group’s activity in Turkey is mainly carried out through the Garanti BBVA Group.

•Rest of Europe

The Group’s activity in Europe is carried out through banks and financial institutions in Switzerland, Italy, Germany, the Netherlands, Finland and Romania, and branches in Germany, Belgium, France, Italy, Portugal and the United Kingdom.

•Asia-Pacific

The Group’s activity in this region is carried out through the Bank branches (in Taipei, Tokyo, Hong Kong, Singapore and Shanghai) and representative offices (in Beijing, Seoul, Mumbai, Abu Dhabi and Jakarta).

Significant transactions in the Group in 2020

Divestitures

Agreement for the sale of BBVA’s U.S. subsidiary to PNC Financial Service Group

On November 15, 2020, BBVA reached an agreement with The PNC Financial Services Group, Inc. for the sale of 100% of the capital stock of its subsidiary BBVA USA Bancshares, Inc., which in turn owns all the capital stock of the bank, BBVA USA, as well as other companies of the BBVA Group in the United States with activities related to this banking business.

The agreement reached does not include the sale of the institutional business of the BBVA Group developed through its broker dealer BBVA Securities Inc. nor the participation in Propel Venture Partners US Fund I, L.P. which will be transferred by BBVA USA Bancshares, Inc. to entities of the BBVA Group prior to the closing of the transaction. In addition, BBVA will continue to develop the wholesale business that it currently carries out through its branch in New York.

The price of the transaction amounts to approximately $11,600 million. The price will be fully paid in cash.

It is expected that the transaction would result in a positive impact on BBVA Group’s Common Equity Tier 1 ratio (fully loaded) of approximately 294 basis points and positive results (net of taxes) of approximately €580 million (calculated at an exchange rate 1.20 EUR /USD). During the year ended December 31, 2020, approximately €300 million has been recognized for the entities to be disposed of (which corresponds to the results of the entities to be disposed of recognized in the caption Profit (loss) after tax from discontinued operations excluding the impacts of the impairment of goodwill), as well as an approximately positive impact of 9 basis points of Common Equity Tier I (fully loaded).

The closing of the transaction is subject to obtaining regulatory authorizations from the competent authorities. It is estimated that the closing of the transaction would take place in mid 2021.

Note 21 shows, among other information the condensed balance sheets of the entities to be disposed of as of December 31, 2020, 2019 and 2018 and the related condensed income statements as of and for the years ended December 31, 2020, 2019 and 2018.

Alliance with Allianz, Compañía de Seguros y Reaseguros, S.A.

On April 27, 2020, BBVA reached an agreement with Allianz, Compañía de Seguros y Reaseguros, S.A. to create a bancassurance joint venture in order to develop the non-life insurance business in Spain, excluding the health insurance line of the business.

On December 14, 2020, once the required authorizations had been obtained, BBVA completed the operation and announced the transfer to Allianz, Compañía de Seguros y Reaseguros, S.A. of half plus one share of the company BBVA Allianz Seguros y Reaseguros, SA, for which it received €274 million, without taking into account a variable part of the price (up to 100 million euros depending on certain objectives and planned milestones). This operation has resulted in a profit net of taxes of 304 million euros and a positive impact on the fully loaded CET1 of the BBVA Group of 7 basis points.

Significant transactions in the Group in 2019

Divestitures

Sale of BBVA’s stake in BBVA Paraguay

On August 7, 2019, BBVA reached an agreement with Banco GNB Paraguay, S.A., an affiliate of Grupo Financiero Gilinski, for the sale of its wholly-owned subsidiary Banco Bilbao Vizcaya Argentaria Paraguay, S.A. (“BBVA Paraguay”). BBVA owned, directly and indirectly, 100% of its share capital in BBVA Paraguay.

On January 22, 2021 and after obtaining all required authorizations, BBVA has completed the sale to Banco GNB Paraguay, S.A., an affiliate of Grupo Gilinski, of its 100% direct and indirect stake share capital in Banco Bilbao Vizcaya Argentaria Paraguay, S.A. (“BBVA Paraguay”).

The amount received by BBVA amounts to approximately USD250 million (approximately €210 million). The transaction results in a capital loss of approximately €9 million net of taxes. A positive impact on BBVA Group’s Common Equity Tier 1 (fully loaded) of approximately 6 basis points is estimated to be recognized during the first quarter of 2021 (see Note 56).

Significant transactions in the Group in 2018

Divestitures

Sale of BBVA’s stake in BBVA Chile

On November 28, 2017, BBVA received a binding offer (the “Offer”) from The Bank of Nova Scotia group (“Scotiabank”) for the acquisition of BBVA’s stake in Banco Bilbao Vizcaya Argentaria Chile, S.A. (“BBVA Chile”) as well as in other companies of the Group in Chile with operations that are complementary to the banking business (amongst them, BBVA Seguros Vida, S.A.). BBVA owned approximately, directly and indirectly, 68.19% of BBVA Chile share capital. On December 5, 2017, BBVA accepted the Offer and entered into a sale and purchase agreement and the sale was completed on July, 6, 2018.

The consideration received in cash by BBVA as consequence of the referred sale amounted to, approximately, USD 2,200 million. The transaction resulted in a capital gain, net of taxes, of €633 million, which was recognized in 2018.

Agreement for the creation of a joint-venture and transfer of the real estate business in Spain

On November 29, 2017, BBVA reached an agreement with a subsidiary of Cerberus Capital Management, L.P. (“Cerberus”) for the creation of a “joint venture” to which an important part of the real estate business of BBVA in Spain was transferred (the “Business”).

The Business comprises: (i) foreclosed real estate assets (the “REOs”), with a gross book value of approximately €13,000 million, taking as starting point the position of the REOs as of June 26, 2017; and (ii) the necessary assets and employees to manage the Business in an autonomous manner. For the purpose of the agreement with Cerberus, the whole Business was valued at approximately €5,000 million.

On October 10, 2018, after obtaining all required authorizations, BBVA completed the transfer of the real estate business in Spain. Closing of the transaction has resulted in the sale of 80% of the share capital of the company Divarian Propiedad, S.A. to an entity managed by Cerberus. Divarian is the company to which the BBVA Group has contributed the Business.

The transaction did not have a significant impact on BBVA Group’s attributable profit of 2018 or the Common Equity Tier 1 (fully loaded) as of December 31, 2018.